CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues	$ 27,457	$ 40,620	$ 55,068
Direct operating costs	(22,151)	(34,883)	(50,021)
General and administrative expenses	(1,151)	(1,267)	(1,538)
Interest income (expense), net	(3,139)	(3,104)	(3,596)
Equity accounted income (loss)	42	90	132
Impairment reversal (expense), net	(88)	(981)	(831)
Gain (loss) on dispositions, net	325	692	4,686
Other income (expense), net	(815)	(573)	(178)
Income (loss) before income tax	480	594	3,722
Income tax (expense) recovery
Current	(583)	(646)	(775)
Deferred	490	947	830
Net income (loss)	387	895	3,777
Attributable to:
Limited partners	(26)	(37)	482
Non-controlling interests attributable to:
Redemption-exchange units	(9)	(35)	451
Special limited partner	95	0	0
BBUC exchangeable shares	(17)	(37)	472
Preferred securities	52	52	83
Interest of others in operating subsidiaries	292	952	2,289
Net income (loss)	$ 387	$ 895	$ 3,777
Basic earnings (loss) per limited partner unit (in usd per share)	$ (0.30)	$ (0.50)	$ 6.49
Diluted earnings (loss) per limited partner unit (in usd per share)	$ (0.30)	$ (0.50)	$ 6.49